BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Brokers and Dealers [Abstract]
Receivables from customers, net	$ 26,403	$ 18,097
Receivables from brokers, dealers and clearing organizations	27,937	26,709
Total brokerage receivables	54,340	44,806
Payables to customers	52,158	39,319
Payables to brokers, dealers and clearing organizations	9,272	11,165
Total brokerage payables	$ 61,430	$ 50,484